Note 12 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Risk free rate	2.20%
Expected life in years (Year)	4 years 273 days
Expected volatility	30.50%
Dividend yield	0.70%
Weighted average fair value per option granted (in dollars per share)	$ 17.91